Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital [Member]	Contributed Surplus [member]	Warrants [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Equity securities [member]	Accumulated other comprehensive income (loss) [member] Currency hedging instruments [member]	Accumulated other comprehensive income (loss) [member] Fuel Hedging Instruments [Member]	Deficit [member]
Beginning balance at Dec. 31, 2017		$ 3,691.7	$ 89.5	$ 4.0		$ 7.0	$ 6.0	$ 0.0	$ (1,117.0)
Changes in equity [abstract]
Issuance of shares related to Richmont acquisition (note 5)		0.0
Issuance of shares related to share-based compensation		3.5
Issuance of shares related to exercise of warrants		0.6
Issuance of shares through flow-through share agreements		0.0
Share-based compensation			7.2
Transfer from contributed surplus of share-based compensation redeemed		9.4	(9.4)
Shares issued related to the merger (note x)			0.0
Reclassification of expiration of warrants (note 11 (g))			0.0
Exercise of warrants				(0.2)
Issuance of warrants				0.1
Expiration of warrants (note 11 (g))				0.0
Realized gain on sale of equity securities, reclassified to deficit, net of tax (note 16)						(12.5)
Unrealized (loss) gain - equity securities, net of taxes						(1.8)
Unrealized (loss) gain on currency hedging instruments, net of taxes	$ (7.4)						(7.4)	(0.5)
Dividends (note12(f))									(7.8)
Repurchase and cancellation of common shares (note 11)									0.0
Cancellation of unexchanged post-amalgamation shares		0.0							0.0
Reclassification of realized gain on sale of equity securities, net of tax (note 16)									12.5
Net (loss) earnings	(72.6)								(72.6)
Ending balance at Dec. 31, 2018	2,602.3	3,705.2	87.3	3.9	$ (9.2)	(7.3)	(1.4)	(0.5)	(1,184.9)
Changes in equity [abstract]
Issuance of shares related to Richmont acquisition (note 5)		(26.1)
Issuance of shares related to share-based compensation		7.0
Issuance of shares related to exercise of warrants		0.0
Issuance of shares through flow-through share agreements		5.9
Share-based compensation			5.8
Transfer from contributed surplus of share-based compensation redeemed		2.5	(2.5)
Shares issued related to the merger (note x)			(3.8)
Reclassification of expiration of warrants (note 11 (g))			3.9
Exercise of warrants				0.0
Issuance of warrants				0.0
Expiration of warrants (note 11 (g))				(3.9)
Realized gain on sale of equity securities, reclassified to deficit, net of tax (note 16)						0.0
Unrealized (loss) gain - equity securities, net of taxes						2.5
Unrealized (loss) gain on currency hedging instruments, net of taxes	6.0						6.0	0.5
Dividends (note12(f))									(15.6)
Repurchase and cancellation of common shares (note 11)		(26.1)							14.7
Cancellation of unexchanged post-amalgamation shares		(1.2)							(1.2)
Reclassification of realized gain on sale of equity securities, net of tax (note 16)									0.0
Net (loss) earnings	96.1								96.1
Ending balance at Dec. 31, 2019	$ 2,695.3	$ 3,693.3	$ 90.7	$ 0.0	$ (0.2)	$ (4.8)	$ 4.6	$ 0.0	$ (1,088.5)